PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 48 .6%
Federal Home Loan Banks : 8 .4%
18,200,000
4.875
%,
09/13/2024 $ 18,092,753
8 .4
Government National Mortgage Association : 17 .4%
5,765,764
5.000
%,
02/20/2053 5,472,221
2 .5
5,978,528
5.000
%,
03/20/2053 5,670,362
2 .6
3,538,141
5.000
%,
06/20/2053 3,355,760
1 .6
3,396,542
5.500
%,
02/20/2053 3,302,047
1 .5
7,883,420
5.500
%,
04/20/2053 7,657,780
3 .6
6,763,475
5.500
%,
05/20/2053 6,569,750
3 .1
2,065,243
5.500
%,
06/20/2053 2,005,910
0 .9
3,531,862
6.000
%,
08/20/2053 3,503,203
1 .6
37,537,033
17 .4
Uniform Mortgage-Backed Securities : 22 .8%
19,814,902
4.000
%,
06/01/2052 17,670,614
8 .2
4,466,567
4.500
%,
09/01/2052 4,105,525
1 .9
6,078,155
4.500
%,
09/01/2052 5,586,845
2 .6
3,260,841
4.500
%,
10/01/2052 2,997,261
1 .4
10,167,006
5.000
%,
11/01/2052 9,605,663
4 .5
1,214,354
5.000
%,
12/01/2052 1,147,306
0 .5
8,323,338
5.500
%,
11/01/2052 8,056,963
3 .7
49,170,177
22 .8
Total U.S. Government
Agency Obligations
(Cost $109,587,998)
104,799,963
48 .6
U.S. TREASURY OBLIGATIONS : 41 .0%
United States Treasury Bonds : 13 .1%
5,200,000
2.875
%,
05/15/2052 3,688,141
1 .7
33,730,000
3.000
%,
08/15/2052 24,587,325
11 .4
28,275,466
13 .1
United States Treasury Floating Rate Notes : 2 .2%
4,700,000
(1)
5.572
%,
04/30/2025 4,702,365
2 .2
United States Treasury Notes : 25 .7%
40,780,000
3.875
%,
08/15/2033 38,537,100
17 .9
17,520,000
4.125
%,
11/15/2032 16,899,956
7 .8
55,437,056
25 .7
Total U.S. Treasury
Obligations
(Cost $94,259,754)
88,414,887
41 .0
CORPORATE BONDS/NOTES : 5 .8%
Consumer, Cyclical : 1 .8%
3,990,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 3,902,659
1 .8
Energy : 1 .5%
530,000  Devon Energy Corp.,
7.875%,
09/30/2031 581,860
0 .3
2,120,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 2,122,363
1 .0
330,000  Hess Corp., 7.300%,
08/15/2031 350,082
0 .1
180,000  Hess Corp., 7.875%,
10/01/2029 195,306
0 .1
3,249,611
1 .5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 2 .0%
2,120,000  Equinix, Inc., 2.500%,
05/15/2031 $ 1,656,644
0 .8
2,235,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 1,960,168
0 .9
590,000
(1)(2)
UBS Group AG,
6.301%,
09/22/2034 576,673
0 .3
4,193,485
2 .0
Technology : 0 .5%
1,720,000
(2)
Dell International LLC
/ EMC Corp., 3.375%,
12/15/2041 1,156,400
0 .5
Total Corporate Bonds/
Notes
(Cost $12,734,891)
12,502,155
5 .8
Total Long-Term
Investments
(Cost $216,582,643)
205,717,005
95 .4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .6%
Mutual Funds : 1 .6%
3,454,042
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $3,454,042) $ 3,454,042 1 .6
Total Short-Term
Investments
(Cost $3,454,042)
3,454,042
1 .6
Total Investments in
Securities
(Cost $220,036,685) $ 209,171,047 97 .0
Assets in Excess of
Other Liabilities
6,571,752 3 .0
Net Assets $ 215,742,799 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of September 30, 2023.
Reference Rate Abbreviations:
USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 104,799,963 $ — $ 104,799,963
U.S. Treasury Obligations — 88,414,887 — 88,414,887
Corporate Bonds/Notes — 12,502,155 — 12,502,155
Short-Term Investments 3,454,042 — — 3,454,042
Total Investments, at fair value $ 3,454,042 $ 205,717,005 $ — $ 209,171,047
Liabilities Table
Other Financial Instruments+
Futures $ (2,110,699) $ — $ — $ (2,110,699)
Total Liabilities $ (2,110,699) $ — $ — $ (2,110,699)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 1,801 12/29/23 $ 189,752,234 $ (1,726,301)
U.S. Treasury Ultra 10-Year Note 123 12/19/23 13,722,188 (384,398)
$ 203,474,422 $ (2,110,699)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 115,730
Gross Unrealized Depreciation (10,981,368)
Net Unrealized Depreciation $ (10,865,638)